Consolidated Statement of Income - CAD ($) $ in Millions		3 Months Ended				6 Months Ended
		Apr. 30, 2020		Jan. 31, 2020	Apr. 30, 2019	Apr. 30, 2020		Apr. 30, 2019
Interest income
Loans	[1]	$ 7,066		$ 7,387	$ 7,164	$ 14,453		$ 14,255
Securities	[1]	567		550	567	1,117		1,083
Securities purchased under resale agreements and securities borrowed	[1]	79		99	140	178		270
Deposits with financial institutions	[1]	126		200	230	326		484
Interest income	[1]	7,838		8,236	8,101	16,074		16,092
Interest expense
Deposits		2,922		3,329	3,485	6,251		6,820
Subordinated debentures		67		70	73	137		134
Other	[2]	432		445	350	877		671
Interest expenses		3,421		3,844	3,908	7,265		7,625
Net interest income		4,417		4,392	4,193	8,809		8,467
Non-interest income
Card revenues		179		265	248	444		492
Banking services fees		386		441	461	827		894
Credit fees		330		340	322	670		646
Mutual funds		458		495	454	953		901
Brokerage fees		228		224	217	452		433
Investment management and trust		232		251	271	483		528
Underwriting and other advisory		172		164	149	336		241
Non-trading foreign exchange		184		185	175	369		335
Trading revenues		691		486	386	1,177		715
Net gain on sale of investment securities		239		41	86	280		108
Net income from investments in associated corporations		60		91	170	151		299
Insurance underwriting income, net of claims		115		149	169	264		353
Other fees and commissions		191		188	245	379		497
Other		74		429	257	503		498
Total non-interest income		3,539		3,749	3,610	7,288		6,940
Total revenue		7,956		8,141	7,803	16,097		15,407
Provision for credit losses		1,846		926	873	2,772		1,561
Profit from operating activity		6,110		7,215	6,930	13,325		13,846
Non-interest expenses
Salaries and employee benefits		2,192		2,295	2,026	4,487		4,190
Premises and technology	[2]	590		610	702	1,200		1,398
Depreciation and amortization	[2]	363		399	258	762		506
Communications		111		109	119	220		228
Advertising and business development		118		133	150	251		289
Professional		203		185	203	388		421
Business and capital taxes		123		141	122	264		259
Other		663		546	466	1,209		926
Total non-interest expenses		4,363		4,418	4,046	8,781		8,217
Income before taxes		1,747		2,797	2,884	4,544		5,629
Income tax expense		423		471	625	894		1,123
Net income		1,324	[3]	2,326	2,259	3,650	[3]	4,506
Net income attributable to non-controlling interests in subsidiaries		15		39	70	54		181
Net income attributable to equity holders of the Bank		1,309		2,287	2,189	3,596		4,325
Preferred shareholders and other equity instrument holders		66		25	64	91		93
Common shareholders		$ 1,243		$ 2,262	$ 2,125	$ 3,505		$ 4,232
Earnings per common share (in dollars)
Basic	[4]	$ 1.03		$ 1.86	$ 1.74	$ 2.89		$ 3.46
Diluted	[4]	1.00		1.84	1.73	2.84		3.44
Dividends paid per common share (in dollars)		$ 0.90		$ 0.90	$ 0.87	$ 1.80		$ 1.72

[1]	Includes interest income on financial assets measured at amortized cost and FVOCI, calculated using the effective interest method, of $7,709 for the three months ended April 30, 2020 (January 31, 2020 – $8,115; April 30, 2019 – $8,019) and for the six months ended April 30, 2020 – $15,824 (April 30, 2019 – $15,942).
[2]	The amounts for the periods ended April 30, 2020 and January 31, 2020 have been prepared in accordance with IFRS 16; prior period amounts have not been restated (refer to Notes 3 and 4).
[3]	The amounts for the period ended April 30, 2020 have been prepared in accordance with IFRS 16; prior year amounts have not been restated (refer to Notes 3 and 4).
[4]	Earnings per share calculations are based on full dollar and share amounts.